JUNE 30, 2000


BERGER INSTITUTIONAL PRODUCTS TRUST
SEMI-ANNUAL REPORT

[BERGER FUNDS LOGO]

BERGER IPT-SMALL COMPANY GROWTH FUND

This report reflects the financial position of the Fund at June 30, 2000 and the results of operations and changes in its net assets for the periods indicated.

                                            Berger IPT-Small Company Growth Fund

Table of Contents
================================================================================
BERGER IPT-SMALL COMPANY GROWTH FUND

Portfolio Manager Commentary .................................................4

Schedule of Investments ......................................................5

FINANCIAL STATEMENTS

Statement of Assets and Liabilities ..........................................8

Statement of Operations ......................................................9

Statements of Changes in Net Assets .........................................10

FINANCIAL HIGHLIGHTS ........................................................11

NOTES TO FINANCIAL STATEMENTS ...............................................12



This material must be preceded or accompanied by a prospectus. Berger Distributors LLC ~ Member NASD (8/00)






                             Berger IPT Funds o June 30, 2000 Semi-Annual Report

4

Berger IPT-Small Company Growth Fund

                   PORTFOLIO MANAGER COMMENTARY                JAY W. TRACEY III
                                                              MARK S. SUNDERHUSE
================================================================================

As of June 5, 2000, Berger Funds announced the appointment of Jay W. Tracey III and Mark Sunderhuse as interim co-managers of the Berger IPT-Small Company Growth Fund. We are pleased to have them at the helm of the Fund.

Performance

Against the backdrop of a highly volatile market, the Berger IPT-Small Company Growth Fund (the "Fund") significantly outpaced the performance of its benchmarks for the six-month period ended June 30, 2000. The Fund gained 18.97% compared with 3.04% for the Russell 2000 Index(1) and 1.23% for the Russell 2000 Growth Index(2) over this period.

Period in Review

The year began on a positive note as the strong fourth quarter 1999 move in technology stocks and small-cap stocks continued. On March 10, however, profit-taking and renewed fears of rising interest rates set in, dragging down prices and marking the beginning of a correction in these stocks that continued well into the second quarter. Investors fled to large-cap stocks, which they perceive to be less risky in volatile markets, and to stocks in lower-valuation sector groups such as financials, consumer and energy.

Ironically, the greatest positive contributor to the Fund's strong performance this reporting period was its exposure to the sector that was battered the worst by market force-technology. In the second quarter alone, the technology sector within the Russell 2000 Index declined nearly 15% and the technology-heavy Nasdaq Composite Index declined more than 13%. In contrast, the Fund's technology positions, as a group, were about even for the quarter. Gains in holdings such as Forrester Research, Mercury Interactive, Sapient and Macromedia were strong enough to offset declines in other technology holdings. We see this performance as an example that stock selection can make a significant difference in a portfolio's performance, especially in a universe of small-cap, emerging growth stocks in which the stock market tends to be less efficient.

Elsewhere in the portfolio, stocks in the healthcare sector turned in positive performances. The Fund's biotechnology positions, in particular, staged good rebounds in the second quarter following a sharp first-quarter correction. The fundamental outlook here remains bright.

Consumer stocks were mixed but generally down. Radio stock prices continued to contract, despite strong advertising trends, because of rising interest rates and concerns that "dot-com" advertising will tail off, even though this type of advertising makes up only a small portion of radio companies' total revenue.

Looking Ahead

Going forward, our outlook for the technology sector in general remains positive. Revenue and earnings growth rates in this sector remain very high, attributable to the continued rapid pace of the Internet build-out and to aggressive implementation of e-commerce initiatives by corporations worldwide. High stock valuations will remain an issue, however, as investors seek to find a comfortable timeframe to evaluate a company's future earnings potential. Before the correction, investors seemed to be willing to pay for earnings three to four years or more into the future; now investors appear to be focusing only one to two years out, on average. The good news about this correction is that much of the speculative froth is gone and that stocks of leading, well-positioned technology companies have once again begun to perform better.

We expect volatility to remain at relatively high levels for the foreseeable future, as uncertainties remain about the growth rate of the economy, the extent of any future interest rate increases and, later this year, the outcome of upcoming elections. We will continue to focus on well-managed, leading small-cap growth companies that address open-ended growth opportunities with well-conceived business plans. In addition, we will look for companies that possess the competitive advantage to sustain superior revenue and earnings growth rates over the long term.


Past performance is no guarantee of future results.

(1) The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2,000 U.S. companies. It is a generally recognized indicator used to measure overall performance of small company stocks. One cannot invest directly in an index.

(2) The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which consists of common growth stocks included in the Russell 2000 Index. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios. It is a generally recognized indicator used to measure overall small-company growth stock performance in the U.S. stock market. One cannot invest directly in an index.



Berger IPT Funds o June 30, 2000 Semi-Annual Report

                                            Berger IPT-Small Company Growth Fund

PERFORMANCE OVERVIEW
================================================================================

Berger IPT-Small Company Growth Fund

Comparison of Change in Value for Berger IPT-Small Company Growth
Fund vs. Russell 2000 Index

[GRAPH]

                                                                         6/30/00
Berger IPT-Small Company Growth Fund                                $     27,982

Russell 2000 Index                                                  $     15,675

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2000

One Year                                                                   96.83%

Life of the Fund (5/1/96)                                                  27.99%

Past performance is no guarantee of future results. Fund performance shown reflects the unusually favorable market conditions that existed in 1999 which likely are not sustainable as market conditions change. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2000
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (90.72%)
Banks - West/Southwest (0.73%)
      14,380     Silicon Valley Bancshares*                         $    612,947
--------------------------------------------------------------------------------

Building - Construction Products/Miscellaneous (0.52%)
      23,620     Advanced Lighting Technologies, Inc.*                   436,970
--------------------------------------------------------------------------------

Building - Heavy Construction (0.91%)
      16,615     Dycom Industries, Inc.*                                 764,290
--------------------------------------------------------------------------------

Commercial Services - Miscellaneous (6.69%)
      15,180     Diamond Technology Partners, Inc.*                    1,335,840
      32,680     Forrester Research, Inc.*                             2,379,512
      31,660     The Corporate Executive Board Co.*                    1,895,642
--------------------------------------------------------------------------------
                                                                       5,610,994
--------------------------------------------------------------------------------

Commercial Services - Schools (0.83%)
      26,200     Devry, Inc.*                                            692,662
--------------------------------------------------------------------------------

Computer - Optical Recognition (0.98%)
      45,890     Robotic Vision Systems, Inc.*                           826,020
--------------------------------------------------------------------------------

                                                                   June 30, 2000
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (90.72%) - CONTINUED
Computer - Services (1.38%)
      17,900     Internap Network Services Corp.*                   $    743,129
      22,782     MarchFirst, Inc.*                                       415,771
--------------------------------------------------------------------------------
                                                                       1,158,900
--------------------------------------------------------------------------------

Computer Software - Desktop (1.43%)
      12,380     Macromedia, Inc.*                                     1,196,991
--------------------------------------------------------------------------------

Computer Software - Educational/Entertainment (1.25%)
      21,890     Smartforce PLC - Spon. ADR*                           1,050,720
--------------------------------------------------------------------------------

Computer Software - Enterprise (3.56%)
      13,550     Mercury Interactive Corp.*                            1,310,962
      56,270     ONYX Software Corp.*                                  1,670,515
--------------------------------------------------------------------------------
                                                                       2,981,477
--------------------------------------------------------------------------------

Electrical - Equipment (0.48%)
      19,490     Manufacturers Services Ltd.*                            400,763
--------------------------------------------------------------------------------

Electrical - Scientific Instruments (1.93%)
      15,030     Newport Corp.*                                        1,613,846
--------------------------------------------------------------------------------



                             Berger IPT Funds o June 30, 2000 Semi-Annual Report

6


Berger IPT-Small Company Growth Fund
================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2000
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (90.72%) - CONTINUED
Electronic - Laser System Component (1.64%)
      28,720     Cymer, Inc.*                                       $  1,371,380
--------------------------------------------------------------------------------

Electronic - Semiconductor Equipment (7.03%)
      24,980     DuPont Photomasks, Inc.*                              1,711,130
      29,100     Mattson Technology, Inc.*                               945,750
       4,500     Numerical Technologies, Inc.*                           218,812
      25,890     PRI Automation, Inc.*                                 1,692,963
      18,030     Veeco Instruments Inc.*                               1,320,697
--------------------------------------------------------------------------------
                                                                       5,889,352
--------------------------------------------------------------------------------

Electronic - Semiconductor Manufacturing (3.26%)
       8,830     Applied Micro Circuits Corp.*                           871,962
       6,980     Cree Research Inc.*                                     931,830
      22,320     PLX Technology, Inc.*                                   926,280
--------------------------------------------------------------------------------
                                                                       2,730,072
--------------------------------------------------------------------------------

Electronic Products - Miscellaneous (4.59%)
      24,100     American Superconductor Corp.*                        1,162,825
      11,400     Proxim, Inc.*                                         1,128,243
      63,380     Universal Electronics Inc.*                           1,556,771
--------------------------------------------------------------------------------
                                                                       3,847,839
--------------------------------------------------------------------------------

Financial Services - Miscellaneous (0.51%)
      10,850     Investors Financial Service Corp.                       430,609
--------------------------------------------------------------------------------

Insurance - Brokers (0.66%)
      18,380     Pre-Paid Legal Services, Inc.*                          549,126
--------------------------------------------------------------------------------

Internet - E*Commerce (0.35%)
      13,990     Ebenx Inc.*                                             296,413
--------------------------------------------------------------------------------

Internet - Network Security/Solutions (2.07%)
       4,730     Redback Networks Inc.*                                  841,940
       8,390     Sapient Corp.*                                          897,205
--------------------------------------------------------------------------------
                                                                       1,739,145
--------------------------------------------------------------------------------

Internet - Software (4.47%)
      17,950     Agile Software Corp.*                                 1,268,840
       9,040     Ariba, Inc.*                                            886,343
      11,540     CMGI Inc.*                                              528,676
      23,650     Primus Knowledge Solutions*                           1,064,250
--------------------------------------------------------------------------------
                                                                       3,748,109
--------------------------------------------------------------------------------

Leisure - Products (0.75%)
      25,220     Meade Instruments Corp.*                                633,652
--------------------------------------------------------------------------------

Media - Radio/TV (5.54%)
      62,460     Cox Radio, Inc.*                                      1,748,880
      30,620     Emmis Communications Corp.*                           1,266,902
      17,380     Hispanic Broadcasting Corp.*                            575,712
      19,330     SBS Broadcasting SA*                                  1,053,485
--------------------------------------------------------------------------------
                                                                       4,644,979
--------------------------------------------------------------------------------

                                                                   June 30, 2000
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCK (90.72%) - CONTINUED
Medical - Biomed/Genetics (11.09%)
      30,640     BioCryst Pharmaceuticals, Inc.*                    $    878,985
      38,250     Cephalon, Inc.*                                       2,290,218
      67,810     Creative Biomolecules, Inc.*                            949,340
       6,780     IDEC Pharmaceuticals Corp.*                             795,378
      17,110     Invitrogen Corp.*                                     1,286,725
      28,220     LightPath Technologies, Inc. - Class A*               1,123,508
      16,300     Medimmune, Inc.*                                      1,206,200
      25,740     Regeneron Pharmaceuticals, Inc.*                        767,373
--------------------------------------------------------------------------------
                                                                       9,297,727
--------------------------------------------------------------------------------

Medical - Ethical Drugs (3.02%)
      50,950     PathoGenesis Corp.*                                   1,324,700
      19,730     Pharmacyclics, Inc.*                                  1,203,530
--------------------------------------------------------------------------------
                                                                       2,528,230
--------------------------------------------------------------------------------

Medical - Instruments (3.30%)
       3,260     Aclara Biosciences Inc.*                                166,056
      39,260     IDEXX Laboratories, Inc.*                               898,072
      42,830     Ventana Medical Systems, Inc.*                        1,006,505
      15,450     Visible Genetics Inc.*                                  697,181
--------------------------------------------------------------------------------
                                                                       2,767,814
--------------------------------------------------------------------------------

Medical - Medical/Dental Services (1.13%)
      27,395     Accredo Health, Inc.*                                   946,839
--------------------------------------------------------------------------------

Medical - Wholesale Drug/Sundries (2.53%)
      34,660     Allscripts, Inc.*                                       797,180
      17,760     Priority Healthcare Corp.*                            1,319,790
--------------------------------------------------------------------------------
                                                                       2,116,970
--------------------------------------------------------------------------------

Metal Products & Fabrication (0.80%)
      22,970     Maverick Tube Corp.*                                    669,001
--------------------------------------------------------------------------------

Oil & Gas - Drilling (4.86%)
      42,210     Marine Drilling Companies, Inc.*                      1,181,880
      23,980     Patterson Energy, Inc.*                                 683,430
      21,590     Precision Drilling Corp.*                               833,913
      55,570     Pride International Inc.*                             1,375,357
--------------------------------------------------------------------------------
                                                                       4,074,580
--------------------------------------------------------------------------------

Oil & Gas - Field Services (1.62%)
      52,280     Veritas DGC, Inc.*                                    1,359,280
--------------------------------------------------------------------------------

Oil & Gas - Machinery/Equipment (1.49%)
      37,900     National-Oilwell, Inc.*                               1,245,962
--------------------------------------------------------------------------------

Retail - Consumer Electronics (0.50%)
      13,740     Tweeter Home Entertainment
                 Group, Inc.*                                            417,352
--------------------------------------------------------------------------------



Berger IPT Funds o June 30, 2000 Semi-Annual Report

                                            Berger IPT-Small Company Growth Fund


================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                   June 30, 2000
--------------------------------------------------------------------------------
Shares/Par Value                                                           Value
--------------------------------------------------------------------------------
COMMON STOCK (90.72%) - CONTINUED
Retail - Miscellaneous Diversified (1.08%)
      17,960     Michaels Stores, Inc.*                             $    822,792
      18,280     The Right Start, Inc.*                                   83,402
--------------------------------------------------------------------------------
                                                                         906,194
--------------------------------------------------------------------------------

Retail - Super/Mini-Markets (1.45%)
      29,350     Whole Foods Market, Inc.*                             1,212,521
--------------------------------------------------------------------------------

Telecommunications - Equipment (3.34%)
      23,780     Powerwave Technologies, Inc.*                         1,046,320
      13,260     Tollgrade Communications Inc.*                        1,756,950
--------------------------------------------------------------------------------
                                                                       2,803,270
--------------------------------------------------------------------------------

Telecommunications - Services (2.95%)
      24,860     Advanced Radio Telecom Corp.*                           363,577
      68,950     Metrocall Inc.*                                         620,550
      25,920     Viatel, Inc.*                                           740,340
      56,210     WebLink Wireless Inc.*                                  744,782
--------------------------------------------------------------------------------
                                                                       2,469,249
--------------------------------------------------------------------------------
Total Common Stock
(Cost $61,282,029)                                                    76,042,245
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (4.43%)
  $3,711,000     State Street Repurchase Agreement,
                 6.30% dated June 30, 2000, to be
                 repurchased at $3,712,948 on
                 July 3, 2000, collateralized by
                 FNMA Agency Note, 6.195% -
                 December 27, 2000, with a value
                 of $3,785,513                                         3,711,000
--------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $3,711,000)                                                      3,711,000
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.92%)
 $10,000,000     FHLMC Discount Note -
                 6.52%, 7/3/2000                                       9,996,377
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(Cost $9,996,377)                                                      9,996,377
--------------------------------------------------------------------------------
Total Investments (Cost $74,989,406) (107.07%)                        89,749,622
Total Other Assets, Less Liabilities (-7.07%)                         (5,929,033)
--------------------------------------------------------------------------------
Net Assets (100.00%)                                                $ 83,820,589
--------------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association.

See notes to financial statements.



                             Berger IPT Funds o June 30, 2000 Semi-Annual Report

8


Berger IPT-Small Company Growth Fund
================================================================================
STATEMENT OF ASSETS AND LIABILITIES


                                                                   June 30, 2000
                                                                     (Unaudited)
--------------------------------------------------------------------------------
ASSETS
Investments, at cost                                                $ 74,989,406
--------------------------------------------------------------------------------
Investments, at value                                               $ 89,749,622
Cash                                                                     349,961
Receivables
   Investment securities sold                                          1,059,205
   Fund shares sold                                                    1,348,737
   Dividends                                                                 186
   Interest                                                                  649
Investment held as collateral on loaned securities                    24,059,687
--------------------------------------------------------------------------------
        Total Assets                                                 116,568,047
--------------------------------------------------------------------------------

LIABILITIES
Payables
   Investment securities purchased                                     8,573,126
   Fund shares redeemed                                                   54,595
Collateral on securities loaned                                       24,059,687
Accrued investment advisory fees                                          51,466
Accrued custodian and accounting fees                                      3,037
Accrued transfer agent fees                                                2,580
Accrued audit fees                                                         2,724
Accrued shareholder reporting fees                                           243
--------------------------------------------------------------------------------
        Total Liabilities                                             32,747,458
--------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                         $ 83,820,589
--------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital (par value and paid in surplus)                             $ 62,322,028
Accumulated net investment loss                                         (168,016)
Undistributed net realized gain on investments                         6,906,361
Net unrealized appreciation of securities and
  foreign currency transactions                                       14,760,216
--------------------------------------------------------------------------------
                                                                    $ 83,820,589
--------------------------------------------------------------------------------
SHARES OUTSTANDING (PAR VALUE $0.01, UNLIMITED
  SHARES AUTHORIZED)                                                   2,996,843
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
  Price Per Share                                                   $      27.97
--------------------------------------------------------------------------------

See notes to financial statements.


Berger IPT Funds o June 30, 2000 Semi-Annual Report

                                                            Financial Statements

================================================================================
STATEMENT OF OPERATIONS

                                                                Six Months Ended
                                                                   June 30, 2000
                                                                     (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
   Dividends                                                        $      3,639
   Interest                                                              133,749
   Securities lending income                                              22,904
--------------------------------------------------------------------------------
        Total Income                                                     160,292
--------------------------------------------------------------------------------

EXPENSES
   Investment advisory fees                                              276,683
   Accounting fees                                                         7,447
   Custodian fees                                                         20,123
   Transfer agent fees                                                     8,591
   Registration fees                                                         292
   Audit fees                                                              5,638
   Legal fees                                                              1,642
   Trustees' fees and expenses                                             2,024
   Shareholder reporting fees                                              6,672
   Other expenses                                                          1,246
--------------------------------------------------------------------------------
      Gross Expenses                                                     330,358
      Less earnings credits                                               (2,050)
--------------------------------------------------------------------------------
      Net Expenses                                                       328,308
--------------------------------------------------------------------------------
      Net Investment Loss                                               (168,016)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on securities and foreign
  currency transactions                                                6,098,117
Net change in unrealized appreciation on
  securities and foreign currency transactions                           903,919
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments and
  Foreign Currency Transactions                                        7,002,036
--------------------------------------------------------------------------------

Net Increase in Net Assets Resulting from Operations                $  6,834,020
--------------------------------------------------------------------------------

See notes to financial statements.



                             Berger IPT Funds o June 30, 2000 Semi-Annual Report

10


Berger IPT-Small Company Growth Fund
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                               Six Months Ended    Year Ended
                                                                 June 30, 2000    December 31,
                                                                   (Unaudited)        1999
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                               $   (168,016)   $    (83,681)
Net realized gain on securities and foreign
  currency transactions                                              6,098,117       2,133,648
Net change in unrealized appreciation on
  securities and foreign currency transactions                         903,919      12,267,043
-----------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                 6,834,020      14,317,010
-----------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                           60,600,663      39,787,939
Payments for shares redeemed                                       (24,948,903)    (22,628,443)
-----------------------------------------------------------------------------------------------
Net Increase in Net Assets Derived from Fund Share Transactions     35,651,760      17,159,496
-----------------------------------------------------------------------------------------------
Net Increase in Net Assets                                          42,485,780      31,476,506

NET ASSETS
Beginning of period                                                 41,334,809       9,858,303
-----------------------------------------------------------------------------------------------
End of period                                                     $ 83,820,589    $ 41,334,809
-----------------------------------------------------------------------------------------------
Accumulated net investment loss                                   $   (168,016)             --
-----------------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
Shares sold                                                          2,245,057       2,575,054
Shares redeemed                                                     (1,006,137)     (1,619,624)
-----------------------------------------------------------------------------------------------
NET INCREASE IN SHARES                                               1,238,920         955,430
Shares outstanding, beginning of period                              1,757,923         802,493
-----------------------------------------------------------------------------------------------
Shares outstanding, end of period                                    2,996,843       1,757,923
-----------------------------------------------------------------------------------------------


See notes to financial statements.


Berger IPT Funds o June 30, 2000 Semi-Annual Report

                                                            Financial Highlights

FINANCIAL HIGHLIGHTS
================================================================================

BERGER IPT-SMALL COMPANY GROWTH FUND
For a Share Outstanding Throughout the Period

                                                        Six Months Ended                              Years Ended December 31,
                                                          June 30, 2000        -----------------------------------------------------
                                                           (Unaudited)              1999              1998               1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $        23.51        $        12.28     $       12.06     $        9.95
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
      Net investment income (loss)                                (0.06)                   --                --              0.00(5)
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions              4.52                 11.23              0.23              2.11
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   4.46                 11.23              0.23              2.11
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (in excess of net investment income)                 --                    --             (0.01)               --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                    --                    --             (0.01)               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $        27.97        $        23.51     $       12.28     $       12.06
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                   18.97%                91.45%             1.87%            21.21%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period                          $   83,820,589        $   41,334,809     $   9,858,303     $   2,719,559
      Net expense ratio to average net assets(3)                   1.01%(4)              1.15%             1.15%             1.15%
      Ratio of net income (loss) to average net assets            (0.52)%(4)            (0.56)%           (0.11)%            0.05%
      Gross expense ratio to average net assets                    1.01%(4)              1.53%             2.19%             5.81%
      Portfolio turnover rate(2)                                     53%                  179%              147%              194%


                                                       Years Ended December 31,
                                                      --------------------------
                                                              1996(1)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $     10.00
--------------------------------------------------------------------------------
From investment operations
      Net investment income (loss)                                          0.01
      Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                      (0.06)
--------------------------------------------------------------------------------
Total from investment operations                                           (0.05)
--------------------------------------------------------------------------------
Less dividends and distributions
      Dividends (in excess of net investment income)                          --
--------------------------------------------------------------------------------
Total dividends and distributions                                             --
--------------------------------------------------------------------------------
Net asset value, end of period                                       $      9.95
--------------------------------------------------------------------------------
Total Return(2)                                                            (0.50)%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period                                      $   291,362
      Net expense ratio to average net assets(3)                            1.15%(4)
      Ratio of net income (loss) to average net assets                      0.14%(4)
      Gross expense ratio to average net assets                             8.57%(4)
      Portfolio turnover rate(2)                                              80%


1. For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

2. Not annualized.

3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

4. Annualized.

5. Amount represents less than $0.01 per share.

See notes to financial statements.



                             Berger IPT Funds o June 30, 2000 Semi-Annual Report

12


NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
================================================================================

1. Organization and Significant Accounting Policies

Organization

The Berger IPT-Small Company Growth Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger IPT-Growth Fund, Berger IPT-Growth and Income Fund, Berger IPT-New Generation Fund and Berger IPT-International Fund (formerly Berger/BIAM IPT-International Fund) (collectively the "Funds") are the only portfolios established under the Trust, although others may be added in the future.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933 (the "Acts"). Shares of each Fund are fully paid and non-assessable when issued. All Shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans. All costs incurred in organizing the Trust were paid by Berger LLC ("Berger"), the investment advisor to the Funds and by BBOI Worldwide LLC ("BBOI"), the former investment advisor to Berger IPT-International Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted to U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Calculation Of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's policy to comply with the requirements of the Internal Revenue Code ("Code") applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.



Berger IPT Funds o June 30, 2000 Semi-Annual Report

                                                   Notes to Financial Statements


================================================================================

Investment Transactions And Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date with the exception that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are are not directly allocable to a specific Fund of the Trust, are allocated to the Fund on the basis of relative net assets.

Use Of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Agreements

Berger serves as the investment advisor to the Fund. As compensation for their services to the Fund, Berger receives an investment advisory fee according to the following annual rates of average daily net assets: .85% of the first $500 million; .80% of the next $500 million; and .75% over $1 billion. Such fee is accrued daily and paid monthly. Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any given fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.15% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. Berger currently provides these administrative services to the Fund at no cost.

The Trust, on behalf of the Fund, has entered into a recordkeeping and pricing agreement with State Street Bank & Trust ("State Street"), which also serves as the Fund's custodian. The recordkeeping and pricing agreement provides for the monthly payment of a base fee plus a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership, provides shareholder accounting services to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Fund receives an amount equal to the brokerage commissions paid to DST Securities, Inc. as credits against transfer agent fees and expenses. The Fund received no brokerage credits for the period ended June 30, 2000.

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger received trustees' fees totaling $2,024 from the Fund for the period ended June 30, 2000.

The Funds adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

3. Investment Transactions

Purchases And Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $62,343,904 and $32,017,576, respectively, for the period ended June 30, 2000.

There were no purchases or sales of long-term U.S. government securities during the period.

Unrealized Appreciation, Unrealized Depreciation and Federal Tax Cost Of Securities

At June 30, 2000, the federal tax cost of securities and composition of net unrealized appreciation (depreciation) of investment securities were as follows:

                                Gross               Gross                  Net
            Federal        Unrealized          Unrealized        Appreciation/
           Tax Cost      Appreciation        Depreciation       (Depreciation)
--------------------------------------------------------------------------------
       $ 77,255,029      $ 16,632,671        $ (4,138,078)       $ 12,494,593
--------------------------------------------------------------------------------



                             Berger IPT Funds o June 30, 2000 Semi-Annual Report

14


NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
================================================================================

Securities Lending

Under an agreement with State Street, the Fund has the ability to lend securities to brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash remitted from the borrower of such securities in an amount equal to at least 102% of the market value of the loaned securities at the time the loan is made. The cash collateral received is invested in a money market fund and is evaluated daily to ensure that it exceeds the current market value of the loaned securities. Income generated by such investment, net of any rebates paid to the borrower, is split among the Fund and State Street, as lending agent.

At June 30, 2000, the Fund had securities on loan with market values totaling $23,341,239.

Income earned from securities lending transactions is included in securities lending income in the Statement of Operations.

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

Federal Income Taxes

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in-capital.

4. Line of Credit

The Fund is party to an ongoing agreement with certain banks that allows funds managed by Berger, collectively, to borrow up to $150 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the Fund at the Federal Funds Rate plus 50 basis points. In addition, the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had no line of credit borrowings outstanding at June 30, 2000.



Berger IPT Funds o June 30, 2000 Semi-Annual Report

[BERGER FUNDS LOGO]




                                                                        IPTSCGSA